Consolidated Statement of Cash Flows (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net loss	$ (2,467,779)	$ (1,282,359)	$ (3,625,164)	$ (1,768,450)
Adjustments to reconcile net loss to net cash from operating activities:
Stock issued for services	409,010	67,500	421,016	152,025
Stock issued for compensation	76,500	205,459	556,032	409,000
Stock issued for director fees	0	0	219,960	0
Depreciation and amortization	43,143	17,398	49,869	9,897
Amortization of discount on notes payable	154,881	0	153,222	257,747
Amortization of discount on convertible debentures	94,376	0	0	0
Allowance for doubtful accounts	0	0	952	0
Change in operating assets and liabilities:
Accounts receivable	(3,499)	0	(4,719)	0
Other receivable	(7,000)	0	0	0
Prepaid loan costs	(436,559)	0	0	0
Prepaid expenses	84,229	(76,635)	(112,302)	(19,367)
Deposits on inventory	(149,016)	(43,136)	(138,262)	0
Inventory	(834,915)	(12,839)	(45,238)	0
Rent security deposit	(8,750)	0	0	0
Utility deposit	(4,580)	0	0	0
Accounts payable and accrued expenses	(45,704)	154,566	136,229	47,198
Deferred revenue	(619)	0	1,388	0
Accrued interest	7,705	23,901	40,120	22,876
Accrued payroll expenses	4,244	151,440	23,737	0
Net cash (used) by operating activities	(3,084,333)	(794,705)	(2,323,160)	(889,074)
Cash flows from investing activities:
Purchase of property and equipment	(50,938)	(146,800)	(180,839)	(91,215)
Net cash (used) by investing activities	(50,938)	(146,800)	(180,839)	(91,215)
Cash flows from financing activities:
Proceeds from common stock sales, net of private placement fees	0	719,783	1,756,985	202,000
Proceeds from warrant exercises			51,875	61,750
Proceeds from notes payable, related parties	475,000	250,000	858,933	562,500
Proceeds from notes payable, unrelated parties	25,000	0	100,000	0
Proceeds from bank line of credit	900,000	0	0	0
Proceeds from convertible senior secured debentures	7,000,000	0	0	0
Repayment of notes payable, related parties	(1,498,933)	0	0	0
Repayment of notes payable, unrelated parties	(125,000)	0	0	0
Repayment of bank line of credit	(900,000)	0	0	0
Cash flows from financing activities	5,876,067	969,783	2,767,793	826,250
Net increase (decrease) in cash and cash equivalents	2,740,796	28,278	263,794	(154,039)
Cash and cash equivalents, beginning of period	305,649	41,855	41,855	195,894
Cash and cash equivalents, end of period	3,046,445	70,133	305,649	41,855
Supplemental cash flow information:
Interest paid	9,227	0	0	0
Income taxes paid	0	0	0	0
Non-cash financing activity:
Loan fees paid in conjunction with warrants granted to placement agents in convertible debenture offering	185,874	0	0	0
Stock issued for services	409,010	67,500	421,016	152,025
Number of shares issued for services (in Shares)	892,289	172,500	1,039,819	325,000
Stock issued for compensation	76,500	205,459	556,032	409,000
Number of shares issued for compensation (in Shares)	150,000	564,900	1,143,700	1,130,000
Stock issued for director fees	0	0	219,960	0
Number of shares issued for director fees (in Shares)	0	0	360,000	0
Exercise of warrants with a reduction in a note payable	0	0	35,000	693,148
Number of shares issued for a warrant exercise with a reduction of a note payable (in Shares)	0	0	100,000	3,241,184
Discount on notes payable	$ 1,698,766	$ 0	$ 0	$ 0